Related Parties - Related parties (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amortization expense of upfront franchise fee	¥ 245,277	¥ 56,995	¥ 334,034	¥ 0	¥ 0
Amount due to related parties	34,017,577		22,484,963	14,073,915
Costs of food and packaging	12,104,853	5,880,992	36,862,860	19,521,561	8,864,342
Purchase of coffee beans
Related Party Transaction [Line Items]
Purchases from related party	12,132,140	15,712,579	49,135,749	28,168,228	8,864,342
Costs of food and packaging	12,104,853	¥ 5,880,992
TDL Group Corp
Related Party Transaction [Line Items]
Amount due to related parties	7,135,158		9,690,952	7,210,593
TDL Group Corp | Purchase of coffee beans
Related Party Transaction [Line Items]
Costs of food and packaging			36,862,860	19,521,561	¥ 8,864,342
Tim Hortons Restaurants International GmbH (THRI)
Related Party Transaction [Line Items]
Amount due to related parties	23,360,192		10,390,081	¥ 6,863,322
Pangaea Data Tech (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Amount due to related parties	2,600,755		1,470,000
Cartesian Capital Group, LLC
Related Party Transaction [Line Items]
Amount due to related parties	¥ 921,472		¥ 933,930